Employee Share Schemes - Additional Information (Detail) £ / shares in Units, shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) shares £ / shares	Dec. 31, 2018 shares £ / shares $ / shares	Dec. 31, 2017 GBP (£) shares £ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 GBP (£) shares £ / shares	Dec. 31, 2016 $ / shares
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 393		£ 347		£ 338
Savings-Related Share Option Schemes [member]
Disclosure of employee share schemes [line items]
Share options granted at percentage below market price	20.00%
Number of options granted	2,900
Weighted average fair value of options granted | £ / shares	£ 2.40	£ 2.40
Number share options were not exercisable	5,500	5,500
Share Value Plan [member]
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 304		£ 276		£ 271
Expected future dividend yield percentage share granted	4.80%		4.80%		4.50%
Number of awards granted	12,751		13,018		12,983
Weighted average fair value of awards | £ / shares	£ 13.74		£ 13.68		£ 14.97
Share Value Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [line items]
Number of awards granted	6,503		6,610		6,589
Weighted average fair value of awards | $ / shares		£ 35.28		$ 35.63		$ 39.18
Performance Share Plan [member]
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 49		£ 47		£ 39
Number of awards granted	4,700
Weighted average fair value of awards | £ / shares	£ 10.46
Number of outstanding awards	13,100	13,100
Performance Share Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [line items]
Number of awards granted	1,300
Weighted average fair value of awards | $ / shares		£ 29.43
Number of outstanding awards	3,400	3,400